Disclosure of detailed information about foreign currency risk (Details) € in Thousands, ¥ in Thousands, £ in Thousands, CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 CAD	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 USD ($)
Financial assets
Cash and cash equivalents	$ 63,514	$ 46,492									$ 51,364
Short-term investments	0	10,033
Restricted cash	500	500
Accounts receivable	7,741	4,057
Financial liabilities
Accounts payable and accrued liabilities	7,998	6,335
Income taxes payable	695	1,638
Payable to loyalty program partners	65,567	53,242
Financial liabilities	$ 74,303	$ 61,473
CAD [Member]
Statement [Line Items]
FX Rates used to translate to USD	0.7966	0.7437
Financial assets
Cash and cash equivalents | CAD			CAD 2,143				CAD 1,906
Funds receivable from payment processors | CAD			745				569
Accounts receivable | CAD			334				261
Financial assets | CAD			3,222				2,736
Financial liabilities
Accounts payable and accrued liabilities | CAD			4,233				3,393
Payable to loyalty program partners | CAD			1,413				1,267
Financial liabilities | CAD			CAD 5,646				CAD 4,660
GBP [Member]
Statement [Line Items]
FX Rates used to translate to USD	1.3491	1.2336
Financial assets
Cash and cash equivalents | £				£ 4,371				£ 4,826
Funds receivable from payment processors | £				527				303
Accounts receivable | £				2,091				1,160
Financial assets | £				6,989				6,289
Financial liabilities
Accounts payable and accrued liabilities | £				2,149				1,342
Payable to loyalty program partners | £				5,254				4,526
Financial liabilities | £				£ 7,403				£ 5,868
EUR [Member]
Statement [Line Items]
FX Rates used to translate to USD	1.1979	1.0516
Financial assets
Cash and cash equivalents | €					€ 4,444				€ 5,815
Funds receivable from payment processors | €					1,673				1,612
Accounts receivable | €					432				398
Financial assets | €					6,549				7,825
Financial liabilities
Accounts payable and accrued liabilities | €					255				517
Payable to loyalty program partners | €					6,103				6,400
Financial liabilities | €					€ 6,358				€ 6,917
JPY [Member]
Statement [Line Items]
FX Rates used to translate to USD	0.0089	0.0086
Financial assets
Cash and cash equivalents | ¥						¥ 181,454				¥ 0
Funds receivable from payment processors | ¥						57,239				0
Accounts receivable | ¥						34,355				0
Financial assets | ¥						273,048				0
Financial liabilities
Accounts payable and accrued liabilities | ¥						8,370				0
Payable to loyalty program partners | ¥						71,376				0
Financial liabilities | ¥						¥ 79,746				¥ 0